Statement of comprehensive income, profit or loss, by function of expense (Statement) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Profit (loss) [abstract]
Revenues	$ 398,049	$ 282,483	$ 1,133,575	$ 755,700
Cost of sales	(266,036)	(179,294)	(755,728)	(468,747)
Gross profit	132,013	103,189	377,847	286,953
Research and development expense	(12,688)	(8,844)	(38,110)	(22,991)
Sales and marketing expense	(8,577)	(8,139)	(28,388)	(20,116)
General and administrative expense	(33,344)	(28,224)	(112,461)	(79,551)
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	(273)	5	(2,483)	(1,796)
Other operating loss	(970)	(2,398)	(3,311)	(5,300)
Operating profit	76,161	55,589	193,094	157,199
Finance income	14,944	10,418	30,768	33,756
Finance costs	(9,631)	(4,035)	(17,986)	(24,189)
Increase of USD after tax	(1,403)	(794)	(4,272)	(2,663)
Other results	3,910	5,589	8,510	6,904
Profit before income tax	80,071	61,178	201,604	164,103
Tax income (expense)	(12,048)	(9,388)	(36,870)	(22,838)
Profit of the year	68,023	51,790	164,734	141,265
Profit attributable to:
Owners of the Group	67,827	51,825	164,439	141,265
Non-controlling interest	$ 196	$ (35)	$ 295	$ 0
Earnings per share (in USD)
Basic earnings per share	$ 0.24	$ 0.18	$ 0.57	$ 0.49
Diluted earnings per share	$ 0.23	$ 0.17	$ 0.56	$ 0.47
Other comprehensive Income
Exchange difference on translation on foreign operations	$ (2,116)	$ (2,619)	$ 2,736	$ 5,210
Total other comprehensive income	(2,116)	(2,619)	2,736	5,210
Comprehensive income for the period	$ 65,907	$ 49,171	$ 167,470	$ 146,475